UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

October 31, 2016 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests substantially all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2016, the value of the Fund’s investment in the Portfolio was $16,236,306 and the Fund owned 2.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$55,130

		$55,130

Education — 6.8%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$605,820
Alabama Public School and College Authority, 5.00%, 5/1/24	500	616,000
Brier Creek School Building Corp., IN, 5.00%, 7/15/27	1,000	1,218,910
Brier Creek School Building Corp., IN, 5.00%, 7/15/28	1,000	1,208,840
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	402,724
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	572,725
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	606,445
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	244,490
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	699,617
Concord Community Schools Building Corp., IN, 3.00%, 7/15/21	100	107,395
Concord Community Schools Building Corp., IN, 3.00%, 7/15/25	100	107,750
Concord Community Schools Building Corp., IN, 4.00%, 1/15/21	620	687,605
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	562,535
Concord Community Schools Building Corp., IN, 5.00%, 7/15/21	535	623,157
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	593,890
Concord Community Schools Building Corp., IN, 5.00%, 7/15/25	1,140	1,406,954
Concord Community Schools Building Corp., IN, 5.00%, 1/15/26	910	1,126,980
Concord Community Schools Building Corp., IN, 5.00%, 7/15/26	300	370,410
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	483,808
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,200,000
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	893,257
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	296,153
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,171,900
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	776,678
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	508,957
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	280,686
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	539,685
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	464,980
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	657,574
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	678,543
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	680	836,733
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/27	1,205	1,474,450
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/28	1,365	1,655,022
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	690	789,312
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/21	250	289,905
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	746,059
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	360,276
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	303,330
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/28(2)	500	635,320
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	811,182

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	$500	$559,445
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	331,989
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	329,196
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	771,544
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	206,176
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	268,118
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	234,552
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	117,627
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	177,926
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	500,794
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	138,910
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	145,074
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	123,347
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	451,496
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	313,433
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	920,235
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	913,717
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,207,280
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/29	700	831,691
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	612,950
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	299,525
Western Michigan University, 5.00%, 11/15/24	500	619,885

		$37,690,967

Electric Utilities — 2.7%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,197,600
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	610,800
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,220,270
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	122,588
Marquette Board of Light and Power, MI, 5.00%, 7/1/21	350	406,549
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	273,298
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	544,954
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	583,200
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	427,600
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	971,075
Minnesota Municipal Power Agency, 5.00%, 10/1/21	225	263,354
Minnesota Municipal Power Agency, 5.00%, 10/1/22	200	238,644
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	279,537
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	614,935
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,219,230
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	579,930
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	590,100
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	606,195
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	142,404
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	364,737
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	307,692
South Carolina Public Service Authority, 5.00%, 12/1/26	1,000	1,247,330
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	571,575
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	584,575
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	300,678
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	298,653

Security	Principal Amount (000’s omitted)	Value
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	$250	$294,930
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	299,520

		$15,161,953

Escrowed/Prerefunded — 0.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$26,881
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,437
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	604,355

		$647,673

General Obligations — 32.2%
Addison, TX, 5.00%, 2/15/26	$270	$322,680
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	349,477
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	513,450
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	311,866
Alaska, 5.00%, 8/1/30	1,000	1,200,570
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,315,840
Anchorage, AK, 5.00%, 9/1/23	750	913,515
Anchorage, AK, 5.00%, 9/1/24	750	929,122
Anchorage, AK, 5.00%, 9/1/25	750	941,452
Anchorage, AK, 5.00%, 9/1/27	780	961,717
Arkansas, 4.00%, 6/1/28	500	570,350
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	578,210
Avon, OH, 4.00%, 12/1/31	590	660,487
Belding Area Schools, MI, 5.00%, 5/1/28	250	304,848
Belding Area Schools, MI, 5.00%, 5/1/30	250	299,910
Birmingham Public Schools, MI, 4.00%, 11/1/21	500	564,715
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	344,580
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,540,975
Brookline, MA, 4.00%, 3/1/30	435	501,525
Brookline, MA, 4.00%, 3/1/31	250	286,188
Burlington, VT, 5.00%, 11/1/21	600	696,918
Burlington, VT, 5.00%, 11/1/22	450	531,315
Burlington, VT, 5.00%, 11/1/23	450	539,937
Burlington, VT, 5.00%, 11/1/24	400	485,884
Burlington, VT, 5.00%, 11/1/25	400	489,772
Burlington, VT, 5.00%, 11/1/26	250	309,488
Burlington, VT, 5.00%, 11/1/27	225	278,350
Burlington, VT, 5.00%, 11/1/28	370	453,161
California, 4.00%, 9/1/26	750	885,967
California, 4.00%, 9/1/27	740	861,212
California, 4.00%, 9/1/28	750	861,840
California, 4.00%, 9/1/31	1,000	1,114,330
Central Dauphin School District, PA, 5.00%, 2/1/29	500	607,865
Clark County School District, NV, 5.00%, 6/15/22	500	595,605
Clark County School District, NV, 5.00%, 6/15/23	500	606,380
Clark County School District, NV, 5.00%, 6/15/24	500	615,690
Clark County School District, NV, 5.00%, 6/15/25	500	621,385
Clark County School District, NV, 5.00%, 6/15/29	250	302,673
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,097,680
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	823,260
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	826,087
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	114,054
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,143,050
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	849,150
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	137,640
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	257,248
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	304,338
Delaware County, OH, 1.50%, 12/1/21	130	131,219

Security	Principal Amount (000’s omitted)	Value
Delaware County, OH, 1.50%, 12/1/22	$110	$110,612
Delaware County, OH, 4.00%, 12/1/27	150	172,584
Delaware County, OH, 4.00%, 12/1/28	255	289,751
Delaware County, OH, 4.00%, 12/1/29	175	196,865
Denton, TX, 5.00%, 2/15/29	1,595	1,961,531
Denton, TX, 5.00%, 2/15/31	1,360	1,649,014
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	389,662
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	366,766
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	399,035
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	287,483
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	725,766
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	403,532
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,240,660
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,707,465
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,300,876
Eaton Community City School District, OH, 4.00%, 12/1/28	295	326,913
Eaton Community City School District, OH, 4.00%, 12/1/29	300	330,303
Edgewood City School District, OH, 5.25%, 12/1/33	500	597,375
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,303,448
Edinburg, TX, 5.00%, 3/1/21	330	378,434
Edinburg, TX, 5.00%, 3/1/22	1,215	1,424,357
Edinburg, TX, 5.00%, 3/1/23	1,235	1,472,602
Edinburg, TX, 5.00%, 3/1/24	815	986,663
Edinburg, TX, 5.00%, 3/1/25	310	379,288
Elgin, IL, 3.00%, 12/15/22	1,410	1,513,846
Elgin, IL, 3.00%, 12/15/23	1,645	1,767,602
Elgin, IL, 3.00%, 12/15/24	1,770	1,895,971
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	600,680
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,155,310
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,211,700
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	611,385
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	910,770
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	624,365
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	77,165
Honolulu City and County, HI, 4.00%, 10/1/32	2,350	2,631,553
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,041,844
Illinois, 5.00%, 2/1/23	500	549,475
Illinois, 5.00%, 3/1/24	200	215,600
Illinois, 5.00%, 2/1/26	950	1,031,196
Illinois, 5.50%, 7/1/26	200	224,222
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,922,848
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	569,527
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	176,068
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	390,935
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	395,831
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	650,954
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	591,295
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	208,174
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	205,901
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	211,188
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/24	100	105,548
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	645,444
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	473,710
Kent, WA, 4.00%, 12/1/29	1,000	1,117,460
Kent, WA, 4.00%, 12/1/30	1,000	1,110,890
Kyle, TX, 4.00%, 8/15/21	250	279,325
Kyle, TX, 4.00%, 8/15/30	500	552,270
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,216,490
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	569,985
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24	1,695	1,975,082

Security	Principal Amount (000’s omitted)	Value
Lake County, FL, 5.00%, 6/1/28	$650	$781,963
Lakeland, FL, 5.00%, 10/1/25	635	771,735
Lakeland, FL, 5.00%, 10/1/28	1,500	1,775,820
Lakeland, FL, 5.00%, 10/1/30	1,000	1,169,650
Lakewood, OH, 4.00%, 12/1/29	500	559,570
Lakewood, OH, 4.00%, 12/1/30	400	447,124
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,801,156
Laredo Community College District, TX, 4.00%, 8/1/21	125	139,314
Laredo Community College District, TX, 4.00%, 8/1/22	240	271,061
Laredo Community College District, TX, 5.00%, 8/1/23	165	198,851
Laredo Community College District, TX, 5.00%, 8/1/24	140	170,862
Laredo Community College District, TX, 5.00%, 8/1/25	110	135,588
Laredo Community College District, TX, 5.00%, 8/1/26	320	396,490
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	635,691
Lewisville Independent School District, TX, 5.00%, 8/15/26	1,500	1,875,270
Little Rock School District, AR, 3.00%, 2/1/23	400	418,084
Little Rock School District, AR, 3.00%, 2/1/24	250	261,058
Little Rock School District, AR, 3.00%, 2/1/25	250	259,235
Massachusetts, 5.00%, 7/1/24	1,500	1,866,570
Massachusetts, 5.00%, 7/1/25	1,000	1,258,910
Massachusetts, 5.00%, 7/1/26	1,000	1,276,130
Massachusetts, 5.00%, 7/1/29	1,000	1,244,580
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	238,306
Miami-Dade County School District, FL, 5.00%, 3/15/27	1,775	2,152,471
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	361,299
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/21	1,440	1,679,760
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,195,750
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,220,900
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/28	1,580	1,939,213
Midpeninsula Regional Open Space District, CA, 4.00%, 9/1/31	260	295,019
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	860	967,767
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	269,715
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	541,640
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	344,602
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	413,318
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	375	291,585
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,433,912
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	326,805
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,147,268
Olentangy Local School District, OH, 4.00%, 12/1/27	415	482,139
Olentangy Local School District, OH, 4.00%, 12/1/30	630	708,933
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	820,087
Pasadena, TX, 4.00%, 2/15/28	500	565,615
Pasadena, TX, 4.00%, 2/15/29	250	280,198
Pasadena, TX, 4.00%, 2/15/30	500	555,030
Pasadena, TX, 4.00%, 2/15/31	750	827,227
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	812,702
Pennsylvania, 4.00%, 6/15/31	885	953,632
Pennsylvania, 5.00%, 7/1/24	650	790,790
Peoria, IL, 5.00%, 1/1/27	500	599,555
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	587,295
Prince George’s County, MD, 4.00%, 7/1/28	1,000	1,161,630
Prince George’s County, MD, 4.00%, 7/1/29	1,000	1,151,730
Prince George’s County, MD, 4.00%, 7/1/30	1,000	1,145,640
Prince George’s County, MD, 4.00%, 7/1/31	1,000	1,137,280
Romeo Community Schools, MI, 5.00%, 5/1/21	750	863,820
Romeo Community Schools, MI, 5.00%, 5/1/22	575	675,015
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,030,965
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,225,010

Security	Principal Amount (000’s omitted)	Value
Romeo Community Schools, MI, 5.00%, 5/1/26	$1,270	$1,568,488
Romeo Community Schools, MI, 5.00%, 5/1/27	1,520	1,856,376
Romeo Community Schools, MI, 5.00%, 5/1/28	1,000	1,208,690
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,201,200
Romeo Community Schools, MI, 5.00%, 5/1/30	800	954,016
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,186,990
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	369,250
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	444,824
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	349,017
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	591,080
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	599,600
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	836,377
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	553,740
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	452,296
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	336,306
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	222,698
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	620,260
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	1,000	1,254,440
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	932,678
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	1,000	1,255,640
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	591,290
Stamford, CT, 4.00%, 8/1/27	750	875,032
Sugar Land, TX, 5.00%, 2/15/26	555	698,107
Texas, (Texas Transportation Commission), 5.00%, 4/1/28	1,750	2,190,020
Texas, (Texas Transportation Commission), 5.00%, 4/1/29	2,000	2,483,540
Trotwood-Madison City School District, OH, 4.00%, 12/1/24	700	810,264
Trussville, AL, 5.00%, 10/1/31	250	291,670
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	586,622
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	604,714
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	616,253
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	638,981
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	656,959
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	473,957
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	507,068
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	539,626
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	577,042
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	603,228
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,505,275
Vestavia Hills, AL, 4.00%, 2/1/24	1,235	1,423,461
Vestavia Hills, AL, 4.00%, 2/1/25	550	636,009
Vestavia Hills, AL, 4.00%, 2/1/26	1,000	1,161,070
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31	560	637,106
Washington, 5.00%, 8/1/21	2,000	2,347,640
Washington, 5.00%, 8/1/22	1,000	1,201,830
Washington, 5.00%, 8/1/23	1,000	1,224,530
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	370,892
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	135,983
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	132,506
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	643,267
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	185,908
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	177,413
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,329,263
West Chester Township, OH, 4.00%, 12/1/27	400	460,224
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	814,080
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	810,315
Will County, IL, 4.00%, 11/15/30	1,000	1,107,020
Williamson County, TX, 5.00%, 2/15/28	300	366,159

		$177,902,194

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$286,918
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	302,982
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	111,422
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	551,830
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	493,443
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	44,776
Harris County Hospital District, TX, 5.00%, 2/15/27	700	858,067
Harris County Hospital District, TX, 5.00%, 2/15/28	1,500	1,823,655
Harris County Hospital District, TX, 5.00%, 2/15/30	1,000	1,195,970
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	868,290
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,299,205
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	488,740
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	616,620
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	610,060
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,192,450
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24(2)	500	595,810
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/29(2)	1,210	1,409,626
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30(2)	1,000	1,157,950
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	455,588
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/28	1,890	2,119,144
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/21	770	891,198
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	414,424
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,476,564
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	553,014
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/29	1,185	1,427,806
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	778,570
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	115,685
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	181,148
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	308,260
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	305,647
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	302,687
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	713,334
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	296,805
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	616,165
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	612,035
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	606,980
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	252,036
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	596,545
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	295,708
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/21	1,200	1,399,920
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/23	1,500	1,805,700
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,219,170
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/25	1,000	1,226,430

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	$500	$620,890
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	622,035
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	579,490
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	578,773
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	599,395
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	605,725
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	944,408
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,230,470
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	683,710
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	864,339
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	853,132
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	625,310
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	837,795
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	123,177
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	1,600	1,996,064
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	139,395
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	653,823
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,213,680
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,202,860
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,193,970
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,188,560
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,196,500
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	909,982
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	762,376
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	739,386
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	292,880
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	157,758
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	280,077
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	261,389
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	356,124
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	741,500
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	115,380
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	235,868
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	359,139
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	607,320
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	233,476
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	66,421
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	428,123

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	$335	$412,278
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	492,852
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	373,424
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	604,185
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	598,155
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	593,040
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,425,151
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	721,045

		$63,199,207

Housing — 1.9%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$422,888
Maine Housing Authority, 2.30%, 11/15/25	190	189,751
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,172,656
New York Mortgage Agency, 1.75%, 4/1/24	500	494,575
New York Mortgage Agency, 1.95%, 10/1/25	750	738,930
New York Mortgage Agency, 2.30%, 10/1/27	750	744,075
New York Mortgage Agency, 2.40%, 10/1/28	750	735,075
New York Mortgage Agency, 2.45%, 4/1/29	750	730,913
Virginia Housing Development Authority, 1.70%, 5/1/22	895	899,081
Virginia Housing Development Authority, 1.85%, 5/1/23	920	923,956
Virginia Housing Development Authority, 1.95%, 11/1/23	295	298,575
Virginia Housing Development Authority, 2.05%, 5/1/24	340	344,349
Virginia Housing Development Authority, 2.25%, 5/1/25	470	477,802
Virginia Housing Development Authority, 2.40%, 5/1/26	520	528,575
Virginia Housing Development Authority, 2.55%, 5/1/27	930	948,358
Washington Housing Finance Commission, 2.05%, 6/1/24	310	311,609
Washington Housing Finance Commission, 2.25%, 6/1/25	455	453,740
Washington Housing Finance Commission, 2.30%, 12/1/25	130	131,590
Washington Housing Finance Commission, 2.40%, 6/1/26	105	107,214

		$10,653,712

Insured-Education — 0.2%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$260,962
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	259,318
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	521,240

		$1,041,520

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$572,100

		$572,100

Insured-General Obligations — 1.8%
Bellwood, IL, (AGM), 5.00%, 12/1/21	$500	$571,455
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	579,115
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,173,210
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	175	203,702
Lancaster School District, PA, (AGM), 5.00%, 6/1/26	1,000	1,233,440

Security	Principal Amount (000’s omitted)	Value
New Britain, CT, (BAM), 5.00%, 3/1/21	$1,000	$1,148,590
New Britain, CT, (BAM), 5.00%, 3/1/23	550	657,266
New Britain, CT, (BAM), 5.00%, 3/1/24	550	667,106
New Britain, CT, (BAM), 5.00%, 3/1/25	400	490,776
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	298,728
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	525,248
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	220,440
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	378,090
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	479,096
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	393,627
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	697,280

		$9,717,169

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$663,605

		$663,605

Insured-Lease Revenue/Certificates of Participation — 3.2%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$544,600
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	542,985
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	587,230
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,196,280
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	302,845
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,834,650
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,532,500
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	606,515
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,480,864
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	304,470
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	119,073
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	294,715
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	893,995
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,683,476
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	261,770
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	590,280
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	478,512
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	354,537
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	463,680
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	355,587
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	307,316
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	501,180
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	377,166
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	442,965
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	749,262
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	502,631
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	620,726

		$17,929,810

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$142,528
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	526,180

		$668,708

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.8%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$950,928
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	988,705
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	527,635
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	424,540
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	611,515
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	390,893
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	455,062

		$4,349,278

Insured-Water and Sewer — 0.7%
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/20	$500	$563,405
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/21	1,075	1,241,292
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	290,483
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	295,823
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	304,605
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	299,672
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	118,494
Westmoreland County Municipal Authority, PA, (BAM), 5.00%, 8/15/26	485	589,197

		$3,702,971

Lease Revenue/Certificates of Participation — 6.3%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$113,843
Broward County School Board, FL, 5.00%, 7/1/21	250	290,270
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,781,475
Broward County School Board, FL, 5.00%, 7/1/23	500	605,155
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,533,225
Broward County School Board, FL, 5.00%, 7/1/25	500	617,020
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,246,070
Broward County School Board, FL, 5.00%, 7/1/27	500	618,605
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,533,112
Broward County School Board, FL, 5.00%, 7/1/29	500	608,420
Broward County School Board, FL, 5.00%, 7/1/30	500	604,110
Broward County School Board, FL, 5.00%, 7/1/31	600	720,096
California Public Works Board, 4.00%, 12/1/31	1,000	1,094,800
California Public Works Board, 5.00%, 11/1/26	1,000	1,261,710
California Public Works Board, 5.00%, 11/1/27	1,000	1,250,270
California Public Works Board, 5.00%, 11/1/28	1,000	1,233,910
California Public Works Board, 5.00%, 11/1/29	1,000	1,224,780
California Public Works Board, 5.00%, 11/1/30	1,500	1,827,015
California Public Works Board, 5.00%, 11/1/31	1,000	1,211,120
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	299,540
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	246,738
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	554,097
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	592,168
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	157,395
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	646,410
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	674,185
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	699,928
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	721,742
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	742,343
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	769,122
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	792,099
Medina City School District, OH, 5.00%, 12/1/23	350	422,807
Medina City School District, OH, 5.00%, 12/1/24	400	485,456
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,367,254

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	$500	$598,035
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,048,169
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,160,738
South Dakota Building Authority, 5.00%, 6/1/27	635	765,778
South Dakota Building Authority, 5.00%, 6/1/28	210	253,359
South Dakota Building Authority, 5.00%, 6/1/30	200	238,066
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	903,457
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	789,660
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	603,860

		$34,907,412

Other Revenue — 1.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$352,059
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,216,780
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,207,430
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,196,530
Fort Myers, FL, (Capital Improvements), 5.00%, 12/1/26	750	923,182
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	721,512
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	181,749
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	189,605
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	185,507
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	574,865
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	793,145
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	616,100
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	605,580
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	572,450

		$9,336,494

Senior Living/Life Care — 5.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$56,963
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	112,661
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	281,128
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	287,160
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	293,058
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	121,226
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	642,342
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	629,914
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,404,630
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,233,151
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,706,380
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	750,780
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	579,385

Security	Principal Amount (000’s omitted)	Value
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	$250	$291,180
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	291,545
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	696,377
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	549,350
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 5.00%, 7/1/31	2,000	2,259,160
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	764,201
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	568,230
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	372,567
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	262,825
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	267,390
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	576,811
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	241,086
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	303,677
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	300,863
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	296,125
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27(2)	1,000	975,700
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22(2)	400	459,400
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23(2)	600	698,502
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24(2)	440	516,432
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26(2)	385	458,304
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28(2)	250	291,765
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29(2)	600	694,140
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30(2)	200	229,372
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31(2)	250	284,778
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	219,458
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	203,326
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	235,152
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	678,636
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	462,644
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	235,872
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	425	498,827
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22(2)	375	430,024
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23(2)	865	1,005,770
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25(2)	750	886,147
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	350,039
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	236,860

Security	Principal Amount (000’s omitted)	Value
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	$250	$301,703
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	522,702
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	555,270
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	575,942

		$28,146,930

Special Tax Revenue — 2.9%
Arizona Transportation Board, Transportation Excise Tax Revenue, 5.00%, 7/1/21	$1,000	$1,172,440
Arizona Transportation Board, Transportation Excise Tax Revenue, 5.00%, 7/1/22	1,000	1,200,590
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	100	123,225
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/21	275	313,371
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	320,589
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	308,350
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	380,835
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	550,858
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	367,149
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	364,656
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	361,092
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	300	357,570
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	597,940
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	608,055
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	584,135
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	596,160
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	606,225
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	566,748
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	809,471
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	165,379
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/21	460	541,305
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	721,518
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	289,753
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	296,370
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	123,690
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	169,441
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	1,250	1,430,112
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31	1,000	1,134,690
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	297,940
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	296,350
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	294,698
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	292,555

		$16,243,260

Transportation — 4.8%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$286,535
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	305,217
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	250	286,628
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	176,004
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	243,146
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	122,836
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	180,240
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	178,763
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,177,140
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	591,400
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	118,280
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	623,502
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	257,318

Security	Principal Amount (000’s omitted)	Value
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	$100	$118,363
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	181,356
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	239,039
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	604,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,199,620
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	893,340
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	793,253
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	304,657
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	583,320
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,172,160
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	599,040
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	610,185
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	615,260
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	622,245
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,255,080
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	868,140
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	154,726
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	586,095
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	902,422
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	201,988
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	895,432
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	473,800
North Texas Tollway Authority, 5.00%, 1/1/22	1,000	1,172,810
North Texas Tollway Authority, 5.00%, 1/1/23	1,500	1,796,370
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	1,000	1,244,820
Port of Seattle, WA, 5.00%, 4/1/21	250	290,513
Port of Seattle, WA, 5.00%, 3/1/24	250	306,460
Port of Seattle, WA, 5.00%, 3/1/25	150	185,174
Port of Seattle, WA, 5.00%, 3/1/27	250	303,690
Port of Seattle, WA, 5.00%, 3/1/29	250	299,352
Rhode Island Commerce Corp., 5.00%, 6/15/21	2,000	2,305,440
Texas Transportation Commission, 5.00%, 4/1/33	50	59,044

		$26,385,063

Water and Sewer — 10.0%
Appleton, WI, Storm Water System Revenue, 4.00%, 4/1/28	$390	$446,733
Appleton, WI, Storm Water System Revenue, 4.00%, 4/1/29	240	272,354
Boston Water and Sewer Commission, MA, 5.00%, 11/1/30	550	670,313
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	550	670,313
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	370,212
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	165	196,890
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	118,342
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/21	1,700	1,998,078
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/22	1,400	1,686,006
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,228,130
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,410,274
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/25	1,010	1,276,468
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	599,260
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	887,145
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	323,180
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29	1,025	1,327,734
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	259,486
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	208,984
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	556,250
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	552,745

Security	Principal Amount (000’s omitted)	Value
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	$500	$626,155
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	112,417
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	758,667
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	470,869
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	236,076
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	285,223
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	770	865,865
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	919,208
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	290,435
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	204,739
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	752,700
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	500	622,290
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	617,625
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	735,594
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	512,585
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/30	1,500	1,663,725
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/31	1,650	1,816,138
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	364,251
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/24	600	737,700
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/25	500	621,040
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/26	500	629,385
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/27	525	652,402
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	847,027
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	674,616
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	746,547
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,246,270
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	638,399
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,966,000
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24	2,000	2,498,220
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30	940	1,145,230
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	293,068
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	358,302
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,234,070
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/28	1,525	1,845,280
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/30	1,455	1,732,905
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	534,033
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	564,010
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	605,535
Tacoma, WA, Solid Waste Revenue, 5.00%, 12/1/31	1,250	1,493,637
Texas Water Development Board, 5.00%, 4/15/28	1,000	1,246,570
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,258,972
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,420,300
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	536,158
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	335,842
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	273,828
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	213,281
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	258,424
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	260,282
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	618,787
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	668,217

		$55,067,796

Security	Principal Amount (000’s omitted)	Value
Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$300,097

		$300,097

Total Tax-Exempt Investments — 93.0% (identified cost $509,541,215)		$514,343,049

Other Assets, Less Liabilities — 7.0%		$38,833,328

Net Assets — 100.0%		$553,176,377

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.4%
Others, representing less than 10% individually	80.6%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Portfolio did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$509,538,108

Gross unrealized appreciation	$7,281,751
Gross unrealized depreciation	(2,476,810)

Net unrealized appreciation	$4,804,941

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$514,343,049	$—	$514,343,049
Total Investments	$—	$514,343,049	$—	$514,343,049

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016